UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22700

Exchange Listed Funds Trust

(Exact name of registrant as specified in charter)

10900 Hefner Pointe Drive

Suite 207

Oklahoma City, Oklahoma 73120

(Address of principal executive offices)  (Zip code)

UMB Fund Services

235 W. Galena Street

Milwaukee, Wisconsin 53212

(Name and address of agent for service)

Registrant’s telephone number, including area code: (405) 778-8377

Date of fiscal year end: April 30

Date of reporting period: July 31, 2019

Item 1. Schedule of Investments.

Knowledge Leaders Developed World ETF

SCHEDULE OF INVESTMENTS

As of July 31, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 99.8%
	AUSTRALIA — 3.6%
63,828	ALS Ltd.	$317,633
15,957	Altium Ltd.	404,630
87,966	Boral Ltd.	312,854
43,983	Carsales.Com Ltd.	447,757
40,662	Computershare Ltd.	443,937
74,196	Costa Group Holdings Ltd.	203,024
4,455	CSL Ltd.	705,073
70,713	DuluxGroup Ltd.	455,709
149,850	Harvey Norman Holdings Ltd.	453,417
75,087	Nufarm Ltd.	252,558
103,113	Reliance Worldwide Corp. Ltd.	261,540
25,191	Woolworths Group Ltd.	618,467
		4,876,599
	BELGIUM — 0.3%
3,645	Solvay S.A.	376,858
	CANADA — 2.5%
19,845	CAE, Inc.	537,855
6,399	George Weston Ltd.	508,645
8,100	Loblaw Cos. Ltd.	422,410
5,670	Methanex Corp.	224,313
13,851	Open Text Corp.	593,742
8,343	Ritchie Bros Auctioneers, Inc.	302,741
11,988	Stantec, Inc.	287,022
8,667	Suncor Energy, Inc.	249,948
6,561	West Fraser Timber Co., Ltd.	257,763
		3,384,439
	DENMARK — 1.7%
9,801	Ambu A/S - Class B	144,355
243	AP Moller - Maersk A/S - Class B	274,934
4,779	Chr. Hansen Holding A/S	420,705
4,050	Coloplast A/S - Class B	475,977
12,474	Demant A/S*	370,780
1,296	Drilling Co. of 1972 A/S*	88,234
7,452	H. Lundbeck A/S	290,451
5,103	Pandora A/S	197,678
		2,263,114
	FINLAND — 1.2%
7,695	Kone OYJ - Class B	442,089
10,449	Metso OYJ	406,140
8,181	Nokian Renkaat Oyj	236,553
23,166	Stora Enso OYJ - Class R	269,150

Knowledge Leaders Developed World ETF

SCHEDULE OF INVESTMENTS - Continued

As of July 31, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	FINLAND (Continued)
19,926	Wartsila OYJ Abp	$252,583
		1,606,515
	FRANCE — 3.1%
3,807	Air Liquide S.A.	529,839
9,882	Compagnie de Saint-Gobain S.A.	382,396
3,078	Compagnie Generale des Etablissements Michelin	344,247
4,050	Dassault Systemes	622,279
2,754	EssilorLuxottica S.A.*	376,082
810	Kering	423,420
7,857	Legrand S.A.	558,646
3,240	Pernod Ricard S.A.	573,759
4,698	Sanofi	394,713
		4,205,381
	GERMANY — 3.3%
4,617	BASF SE	311,159
2,430	Continental AG	338,845
3,888	Fresenius Medical Care AG & Co. KGaA	272,288
6,318	HeidelbergCement AG	461,601
4,617	Merck KGaA	475,194
5,103	Puma S.E.	359,366
486	Rational AG	333,325
3,645	Siemens AG	401,735
4,779	Symrise AG	445,043
144,585	Telefonica Deutschland Holding AG	367,197
9,720	United Internet AG	292,958
2,025	Wirecard AG	341,803
		4,400,514
	IRELAND — 0.7%
3,969	Flutter Entertainment PLC	317,834
8,505	Kingspan Group PLC (Dublin)	419,497
8,181	Smurfit Kappa Group PLC	259,781
		997,112
	ISRAEL — 0.3%
17,091	Teva Pharmaceutical Industries Ltd. - ADR*	135,532
14,418	Tower Semiconductor Ltd.*	283,602
		419,134
	ITALY — 1.5%
46,170	Davide Campari-Milano S.p.A.	432,836
14,013	De’ Longhi S.p.A.	283,646
12,231	Interpump Group S.p.A.	346,986
10,044	Moncler S.p.A.	415,672

Knowledge Leaders Developed World ETF

SCHEDULE OF INVESTMENTS - Continued

As of July 31, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	ITALY (Continued)
14,337	Salvatore Ferragamo S.p.A.	$302,894
20,736	Tenaris S.A.	262,851
		2,044,885
	JAPAN — 34.8%‡
8,100	ABC-Mart, Inc.	514,759
48,600	Amada Holdings Co., Ltd.	540,721
16,200	Asahi Intecc Co., Ltd.	428,220
24,300	Asics Corp.	262,751
8,100	BANDAI NAMCO Holdings, Inc.	440,157
16,200	Benesse Holdings, Inc.	381,817
32,400	Brother Industries Ltd.	580,410
16,200	Calbee, Inc.	461,045
24,300	Canon, Inc.	664,823
16,200	Capcom Co., Ltd.	341,979
32,400	Casio Computer Co., Ltd.	371,820
16,200	Coca-Cola Bottlers Japan Holdings, Inc.	401,811
16,200	Colowide Co., Ltd.	317,808
40,500	Daicel Corp.	345,411
16,200	Daiichi Sankyo Co., Ltd.	991,770
8,100	Denso Corp.	346,008
16,200	Ebara Corp.	439,560
16,200	en-japan, Inc.	672,917
8,100	Ezaki Glico Co., Ltd.	353,617
8,100	FamilyMart UNY Holdings Co., Ltd.	173,825
8,100	Fancl Corp.	205,307
16,200	Fuji Corp.	217,691
16,200	Fuji Electric Co., Ltd.	502,077
8,100	Fujitsu Ltd.	637,332
8,870	GungHo Online Entertainment, Inc.	235,444
16,200	Hamamatsu Photonics K.K.	606,521
8,100	Harmonic Drive Systems, Inc.	310,348
16,200	Hitachi Chemical Co., Ltd.	447,318
16,200	Hitachi Construction Machinery Co., Ltd.	385,249
16,200	Hitachi High-Technologies Corp.	828,091
8,100	Hoshizaki Corp.	575,934
32,400	Isetan Mitsukoshi Holdings Ltd.	259,021
16,200	Japan Airlines Co., Ltd.	511,328
24,300	Kansai Paint Co., Ltd.	482,531
8,100	Kobayashi Pharmaceutical Co., Ltd.	581,902
8,100	Koei Tecmo Holdings Co., Ltd.	156,815
16,200	Komatsu Ltd.	364,882
8,100	Konami Holdings Corp.	346,157

Knowledge Leaders Developed World ETF

SCHEDULE OF INVESTMENTS - Continued

As of July 31, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	JAPAN (Continued)
48,600	K’s Holdings Corp.	$445,826
8,100	Kyocera Corp.	499,093
24,300	Kyowa Kirin Co., Ltd.	403,527
8,100	Lawson, Inc.	406,585
16,200	Lion Corp.	320,344
24,300	M3, Inc.	495,959
8,100	Matsumotokiyoshi Holdings Co., Ltd.	273,046
16,200	MISUMI Group, Inc.	369,135
56,700	Mitsubishi Chemical Holdings Corp.	405,556
16,200	Mixi, Inc.	308,259
16,200	MonotaRO Co., Ltd.	357,497
8,100	Morinaga & Co., Ltd.	382,712
16,200	Nabtesco Corp.	441,798
16,200	NET One Systems Co., Ltd.	432,995
24,300	Nexon Co., Ltd.*	387,636
32,400	NGK Insulators Ltd.	487,007
24,300	NGK Spark Plug Co., Ltd.	466,864
16,200	Nihon M&A Center, Inc.	440,455
8,100	Nippon Gas Co., Ltd.	229,031
8,100	Nippon Telegraph & Telephone Corp.	367,195
24,300	Nippon Television Holdings, Inc.	336,384
8,100	Nissan Chemical Corp.	356,974
40,500	Nisshinbo Holdings, Inc.	318,554
8,100	Nitto Denko Corp.	402,109
48,600	Nomura Research Institute Ltd.	867,929
48,600	NSK Ltd.	414,941
81,000	Oji Holdings Corp.	422,252
8,100	OKUMA Corp.	425,982
32,400	Olympus Corp.	356,005
24,300	Ono Pharmaceutical Co., Ltd.	443,812
16,200	OSG Corp.	324,821
8,100	Pan Pacific International Holdings Corp.	519,236
16,200	Park24 Co., Ltd.	354,960
8,100	Pigeon Corp.	299,903
64,800	Renesas Electronics Corp.*	387,338
24,300	Resorttrust, Inc.	355,408
16,200	Rohto Pharmaceutical Co., Ltd.	471,490
16,200	Sanrio Co., Ltd.	328,998
32,400	Sanwa Holdings Corp.	364,957
8,100	Sawai Pharmaceutical Co., Ltd.	450,601
8,100	SCREEN Holdings Co., Ltd.	446,125
8,100	SCSK Corp.	387,935
24,300	Sega Sammy Holdings, Inc.	314,227

Knowledge Leaders Developed World ETF

SCHEDULE OF INVESTMENTS - Continued

As of July 31, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	JAPAN (Continued)
24,300	Seiko Epson Corp.	$360,332
8,100	Seria Co., Ltd.	190,909
16,200	Seven & I Holdings Co., Ltd.	556,238
8,100	Shin-Etsu Chemical Co., Ltd.	832,194
32,400	Skylark Holdings Co., Ltd.	568,772
8,100	Square Enix Holdings Co., Ltd.	279,387
24,300	Subaru Corp.	569,480
89,100	Sumitomo Chemical Co., Ltd.	410,315
8,100	Sumitomo Dainippon Pharma Co., Ltd.	149,728
40,500	Sumitomo Electric Industries Ltd.	505,061
8,100	Sumitomo Osaka Cement Co., Ltd.	311,094
48,600	Sumitomo Rubber Industries Ltd.	534,007
16,200	Suntory Beverage & Food Ltd.	646,806
8,100	Suzuki Motor Corp.	318,479
24,300	Taiyo Nippon Sanso Corp.	501,555
32,400	Takara Holdings, Inc.	336,608
16,217	Takeda Pharmaceutical Co., Ltd.	542,932
16,200	THK Co., Ltd.	413,896
16,200	Toho Co., Ltd.	634,124
8,100	Toho Gas Co., Ltd.	309,975
24,300	Tokai Carbon Co., Ltd.	241,489
16,200	Tokyo Gas Co., Ltd.	406,063
24,300	Topcon Corp.	287,370
8,100	TOTO Ltd.	327,133
16,200	Toyo Suisan Kaisha Ltd.	655,759
8,100	Trend Micro, Inc.	355,482
8,100	Yaskawa Electric Corp.	272,300
16,200	Yokogawa Electric Corp.	292,891
16,200	Zensho Holdings Co., Ltd.	350,186
32,400	Zeon Corp.	380,176
16,200	ZOZO, Inc.	307,811
		46,805,190
	NETHERLANDS — 1.5%
3,240	ASML Holding N.V.	731,584
4,941	Koninklijke DSM N.V.	620,547
8,586	Wolters Kluwer N.V.	626,731
		1,978,862
	NORWAY — 0.5%
5,508	Bakkafrost P/F	319,855
6,480	Salmar A.S.A.	302,147
		622,002

Knowledge Leaders Developed World ETF

SCHEDULE OF INVESTMENTS - Continued

As of July 31, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	SPAIN — 0.6%
7,128	Amadeus IT Group S.A. - Class A	$566,335
9,396	Industria de Diseno Textil S.A.	282,775
		849,110
	SWEDEN — 3.8%
16,200	Atlas Copco AB - Class A	501,545
43,740	Dometic Group A.B.	402,695
24,624	Elekta AB - Class B	352,939
28,512	Epiroc A.B. - Class A	315,342
27,297	Getinge A.B. - B Shares	404,483
18,792	Hennes & Mauritz AB - B Shares	330,388
47,304	Husqvarna AB - Class B	423,279
26,487	Modern Times Group MTG A.B. - B Shares	247,665
19,116	Saab A.B. - Class B	607,566
29,727	Sandvik AB	462,182
24,219	SKF AB - Class B	401,161
39,852	Svenska Cellulosa AB SCA - Class B	333,584
27,135	Trelleborg AB - Class B	377,757
		5,160,586
	SWITZERLAND — 2.9%
1,604	Alcon, Inc.*	93,972
5,022	Compagnie Financiere Richemont S.A.	433,211
1,458	Geberit AG	676,718
8,262	LafargeHolcim Ltd.	408,510
7,209	Novartis AG	665,995
1,701	Roche Holding AG	458,153
243	SGS S.A.	603,818
2,106	Sonova Holding AG	488,209
		3,828,586
	UNITED KINGDOM — 5.8%
6,885	ASOS PLC*	219,695
85,293	B&M European Value Retail S.A.	386,417
12,717	Burberry Group PLC	351,756
11,826	Coca-Cola HBC A.G.	410,663
150,822	ConvaTec Group PLC	288,276
7,452	Croda International PLC	427,761
70,713	DS Smith PLC	308,847
8,991	Fevertree Drinks PLC	257,171
25,272	IMI PLC	323,523
45,927	JD Sports Fashion PLC	365,417
37,503	Just Eat PLC*	349,639
106,029	Kingfisher PLC	288,736

Knowledge Leaders Developed World ETF

SCHEDULE OF INVESTMENTS - Continued

As of July 31, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	UNITED KINGDOM (Continued)
77,112	Merlin Entertainments PLC	$426,306
4,617	Reckitt Benckiser Group PLC	360,227
43,173	Sage Group PLC	380,615
20,088	Smith & Nephew PLC	457,254
28,512	Smiths Group PLC	573,247
5,103	Spirax-Sarco Engineering PLC	562,041
11,664	Unilever PLC	707,744
7,290	Whitbread PLC	403,734
		7,849,069
	UNITED STATES — 31.7%‡
6,156	Activision Blizzard, Inc.	300,043
2,511	Adobe, Inc.*	750,437
1,944	Advance Auto Parts, Inc.	292,844
6,480	Agilent Technologies, Inc.	449,777
4,131	Albemarle Corp.	301,398
2,592	Alexion Pharmaceuticals, Inc.*	293,648
2,187	Allergan PLC	351,014
7,533	Amdocs Ltd.	482,037
1,782	Amgen, Inc.	332,486
4,779	Amphenol Corp. - Class A	445,976
4,536	Analog Devices, Inc.	532,799
2,268	Apple, Inc.	483,175
10,044	AT&T, Inc.	341,998
3,159	Autodesk, Inc.*	493,341
1,620	Becton, Dickinson and Co.	409,536
243	Booking Holdings, Inc.*	458,446
9,477	BorgWarner, Inc.	358,231
6,561	Bristol-Myers Squibb Co.	291,374
4,455	Broadridge Financial Solutions, Inc.	566,320
6,885	Brown-Forman Corp. - Class B	377,367
7,614	CBRE Group, Inc. - Class A*	403,618
4,941	Celanese Corp. - Class A	554,232
3,159	Celgene Corp.*	290,186
3,564	Check Point Software Technologies Ltd.*	398,990
2,592	Cintas Corp.	675,060
10,611	Cisco Systems, Inc.	587,849
10,935	Conagra Brands, Inc.	315,693
1,377	Cooper Companies, Inc.	464,600
23,814	Coty, Inc. - Class A	259,811
2,106	Cummins, Inc.	345,384
4,293	Danaher Corp.	603,166
6,156	DENTSPLY SIRONA, Inc.	335,194

Knowledge Leaders Developed World ETF

SCHEDULE OF INVESTMENTS - Continued

As of July 31, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	UNITED STATES (Continued)
3,807	Dollar General Corp.	$510,214
3,483	Dollar Tree, Inc.*	354,395
3,726	Dover Corp.	360,863
4,698	Eaton Corp. PLC	386,129
8,748	eBay, Inc.	360,330
2,187	Edwards Lifesciences Corp.*	465,503
3,240	Eli Lilly & Co.	352,998
7,047	Emerson Electric Co.	457,209
3,807	Equifax, Inc.	529,516
2,187	Estee Lauder Cos., Inc. - Class A	402,824
3,159	Expedia Group, Inc.	419,326
3,078	F5 Networks, Inc.*	451,604
2,349	Facebook, Inc. - Class A*	456,246
11,826	Fastenal Co.	364,241
12,312	Gap, Inc.	240,084
4,860	Gilead Sciences, Inc.	318,427
3,483	Hasbro, Inc.	422,000
7,533	Henry Schein, Inc.*	501,246
2,754	Honeywell International, Inc.	474,955
9,963	Hormel Foods Corp.	408,383
1,215	Illumina, Inc.*	363,747
4,212	Ingersoll-Rand PLC	520,856
7,290	Intel Corp.	368,509
2,511	International Flavors & Fragrances, Inc.	361,559
2,673	Intuit, Inc.	741,251
2,187	IPG Photonics Corp.*	286,519
17,334	Juniper Networks, Inc.	468,365
2,106	Lam Research Corp.	439,333
11,664	LKQ Corp.*	314,112
3,483	Lowe’s Cos., Inc.	353,176
12,069	Macy’s, Inc.	274,328
4,860	Microchip Technology, Inc.	458,881
5,670	Molson Coors Brewing Co. - Class B	306,123
6,075	Monster Beverage Corp.*	391,655
17,658	Newell Brands, Inc.	250,567
1,944	NVIDIA Corp.	327,992
16,524	ON Semiconductor Corp.*	355,431
7,128	Oracle Corp.	401,306
1,053	O’Reilly Automotive, Inc.*	400,940
1,944	Palo Alto Networks, Inc.*	440,394
3,240	Parker-Hannifin Corp.	567,259
5,265	PayPal Holdings, Inc.*	581,256
9,639	Pentair PLC	374,090

Knowledge Leaders Developed World ETF

SCHEDULE OF INVESTMENTS - Concluded

As of July 31, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	UNITED STATES (Continued)
6,723	Perrigo Co. PLC	$363,109
3,726	PPG Industries, Inc.	437,395
2,673	PVH Corp.	237,683
4,212	Qorvo, Inc.*	308,697
4,698	QUALCOMM, Inc.	343,706
2,754	Rockwell Automation, Inc.	442,788
8,343	SEI Investments Co.	497,159
2,349	Snap-on, Inc.	358,481
5,670	Southwest Airlines Co.	292,175
3,321	Splunk, Inc.*	449,365
2,511	Stanley Black & Decker, Inc.	370,598
2,997	Stryker Corp.	628,711
5,751	Synopsys, Inc.*	763,503
9,720	Tapestry, Inc.	300,640
10,044	Textron, Inc.	495,169
1,944	Thermo Fisher Scientific, Inc.	539,810
4,698	Tractor Supply Co.	511,189
5,913	UGI Corp.	302,095
810	Ulta Beauty, Inc.*	282,893
3,159	Varian Medical Systems, Inc.*	370,772
2,187	VMware, Inc. - Class A	381,610
810	W.W. Grainger, Inc.	235,734
3,969	Wabtec Corp.	308,312
5,265	Walgreens Boots Alliance, Inc.	286,890
3,969	Xilinx, Inc.	453,299
7,290	Xylem, Inc.	585,314
2,997	Zimmer Biomet Holdings, Inc.	404,985
4,050	Zoetis, Inc.	465,304
		42,547,558
	Total Common Stocks
	(Cost $130,315,815)	134,215,514

	TOTAL INVESTMENTS — 99.8%
	(Cost $130,315,815)	134,215,514
	Other Assets in Excess of Liabilities — 0.2%	237,126
	TOTAL NET ASSETS — 100.0%	$134,452,640

* Non-income producing security.

‡Please see Note 3 for more information about geographic investment and other risks.

See accompanying Notes to Schedule of Investments.

Exchange Listed Funds Trust

NOTES TO SCHEDULE OF INVESTMENTS

July 31, 2019 (Unaudited)

Note 1 – Organization

Exchange Listed Funds Trust (the “Trust”) was organized on April 4, 2012 as a Delaware statutory trust and is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Declaration of Trust permits the Trust to issue an unlimited number of shares of beneficial interest (“Shares”) in one or more series representing interests in separate portfolios of securities. The Trust has registered its Shares in multiple separate series. The Schedule of Investments herein are for the Knowledge Leaders Developed World ETF (the “Developed World ETF” or the “Fund”). The Fund is a passively managed exchange-traded fund (“ETF”). The assets of each series in the Trust are segregated and a shareholder’s interest is limited to the Fund in which Shares are held.

The investment objective of the Fund is to provide investment results that, before fees and expenses, correspond generally to the total return performance of the Knowledge Leaders Developed World Index (the “Index”). The Fund is classified as a “non-diversified” fund. This means that the Fund may invest more of its assets in securities of a single issuer than that of a diversified fund. As a result, the performance of that issuer can have substantial impact on the share price. The Fund commenced operations on July 7, 2015.

Under the Trust’s organizational documents, its officers and Board of Trustees (the “Board”) are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust may enter into contracts with vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust.

Note 2 – Basis of Presentation and Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Trust in the preparation of the schedule of investments. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The Trust is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services-Investment Companies. The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and income and expenses during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the financial statements may differ from the value the Fund ultimately realizes upon sale of the securities.

(a) Valuation of Investments

The Fund’s investments are valued using procedures approved by the Board and are generally valued using market valuations (Market Approach). A market valuation generally means a valuation (i) obtained from an exchange, a pricing service, or a major market maker (or dealer) or (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service, or a major market maker (or dealer). A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. Any assets or liabilities denominated in currencies other than the U.S. dollar are converted into U.S. dollars at the current market rates on the date of valuation as quoted by one or more sources.

Exchange Listed Funds Trust

NOTES TO SCHEDULE OF INVESTMENTS - Continued

July 31, 2019 (Unaudited)

In the event that current market valuations are not readily available or such valuations do not reflect current fair market value, the Trust’s procedures require the Trust’s Valuation Committee, in accordance with the Trust’s Board-approved valuation guidelines, to determine a security’s fair value. In determining such value, the Valuation Committee may consider, among other things, (i) price comparisons among multiple sources, (ii) a review of corporate actions and news events, and (iii) a review of relevant financial indicators (e.g., movement in interest rates or market indices). Fair value pricing involves subjective judgments and it is possible that the fair value determination for a security is materially different than the value that could be realized upon the sale of the security. In addition, fair value pricing could result in a difference between the prices used to calculate the Fund’s net asset value (“NAV”) and the prices used by the Index. This may result in a difference between the Fund’s performance and the performance of the Index. With respect to securities that are primarily listed on foreign exchanges, the value of the Fund’s portfolio securities may change on days when the investors will not be able to purchase or sell their Shares.

The Fund discloses the fair value of its investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (2) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

•	Level 1 – Quoted prices in active markets for identical assets

•	Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Pursuant to the valuation procedures noted previously, equity securities and short-term investments are generally categorized as Level 1 in the fair value hierarchy (unless there is a fair valuation event, in which case affected securities are generally categorized as Level 2 or Level 3).

The following is a summary of the valuations as of July 31, 2019 for the Fund based upon the three levels defined above:

Developed World ETF	Level 1	Level 2	Level 3*	Total
Investments
Common Stocks(1)	$134,215,514	$—	$—	$134,215,514
Total	$134,215,514	$—	$—	$134,215,514

*The Fund did not hold any Level 3 securities at period end.

(1)For a detailed break-out of common stocks by country classification, please refer to the Schedule of Investments.

(b) Investment Transactions

For financial reporting purposes, investment transactions are reported on trade date. However, for daily NAV determination, portfolio securities transactions are reflected no later than in the first calculation on the first business day following trade date.

Exchange Listed Funds Trust

NOTES TO SCHEDULE OF INVESTMENTS - Continued

July 31, 2019 (Unaudited)

Note 3 – Principal Risks

As with any investment, an investor could lose all or part of their investment in the Fund and the Fund’s performance could trail that of other investments. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. A more complete description of principal risks is included in the Fund’s prospectus.

Common Stock Risk: Common stock holds the lowest priority in the capital structure of a company, and therefore takes the largest share of the company’s risk and its accompanying volatility. The value of the common stock held by the Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or facts relating to specific companies in which the Fund invests.

Currency Exchange Rate Risk: The Fund may invest a relatively large percentage of its assets in securities denominated in non-U.S. currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investment and the value of your shares. Because the Fund’s NAV is determined in U.S. dollars, the Fund’s NAV could decline if the currency of the non-U.S. market in which the Fund invests depreciates against the U.S. dollar, even if the value of the Fund’s holdings, measured in the foreign currency, increases. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.

Early Close/Trading Halt Risk: An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Foreign Securities Risk: Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to expropriation, nationalization or adverse political or economic developments. Foreign securities may have relatively low market liquidity and decreased publicly available information about issuers. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. Non-U.S. issuers may also be subject to inconsistent and potentially less stringent accounting, auditing, financial reporting and investor protection standards than U.S. issuers. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments.

Geographic Investment Risk: To the extent the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region. As of July 31, 2019, a significant portion of the Fund’s assets was invested in securities of U.S. and Japanese issuers.

Investing in the United States Risk: Certain changes in the U.S. economy, such as when the U.S. economy weakens or when its financial markets decline, may have an adverse effect on the securities to which the Fund has exposure.

Investing in Japan Risk: The growth of Japan’s economy has historically lagged that of its Asian neighbors and other major developed economies. The Japanese economy is heavily dependent on international trade and has been adversely affected by trade tariffs, other protectionist measures, competition from emerging economies and the economic conditions of its trading partners.

Exchange Listed Funds Trust

NOTES TO SCHEDULE OF INVESTMENTS - Continued

July 31, 2019 (Unaudited)

Geopolitical Risk: Some countries and regions in which the Fund invests have experienced security concerns, war or threats of war and aggression, terrorism, economic uncertainty, natural and environmental disasters and/or systemic market dislocations that have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on the U.S. and world economies and markets generally, each of which may negatively impact the Fund’s investments.

Illiquid Investments Risk: Liquidity risk exists when particular Fund investments are difficult to purchase or sell. This can reduce the Fund’s returns because the Fund may be unable to transact at advantageous times or prices.

Index Tracking Risk: The Fund’s return may not match or achieve a high degree of correlation with the return of the Index.

Industry Concentration Risk:  Because the Fund’s assets will be concentrated in an industry or group of industries to the extent the Index concentrates in a particular industry or group of industries, the Fund is subject to loss due to adverse occurrences that may affect that industry or group of industries.

Issuer-Specific Risk: Fund performance depends on the performance of individual securities to which the Fund has exposure. Issuer-specific events, including changes in the financial condition of an issuer, can have a negative impact on the value of the Fund.

Large Capitalization Risk: Returns on investments in securities of large companies could trail the returns on investments in securities of smaller and mid-sized companies.

Limited Authorized Participants, Market Makers and Liquidity Providers Risk: Because the Fund is an ETF, only a limited number of institutional investors (known as “Authorized Participants”) are authorized to purchase and redeem shares directly from the Fund. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund may trade at a material discount to NAV and possibly face delisting: (i) Authorized Participants exit the business or otherwise become unable to process creation and/or redemption orders and no other Authorized Participants step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Market Risk: The market price of a security or instrument could decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of a security may also decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

Non-Diversification Risk: The Fund is non-diversified, meaning that, as compared to a diversified fund, it can invest a greater percentage of its assets in securities issued by or representing a small number of issuers.  As a result, the performance of these issuers can have a substantial impact on the Fund’s performance. However, the Fund intends to comply with the asset diversification requirements under the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”) in order to qualify as a regulated investment company. See the “Federal Income Taxes” section of the SAI for additional detail.

Exchange Listed Funds Trust

NOTES TO SCHEDULE OF INVESTMENTS - Continued

July 31, 2019 (Unaudited)

Operational Risk: The Fund and its service providers may experience disruptions that arise from human error, processing and communications errors, counterparty or third-party errors, technology or systems failures, any of which may have an adverse impact on the Fund.

Passive Investment Risk: The Fund is not actively managed and therefore the Fund would not sell shares of a security due to current or projected underperformance of a security, industry or sector, unless that security is removed from a Fund’s Index or selling the security is otherwise required upon a rebalancing of the Index.

Portfolio Turnover Risk: The Fund’s investment strategy may result in relatively high portfolio turnover, which may result in increased transaction costs and may lower Fund performance.

Sampling Risk: The Fund’s use of a representative sampling approach will result in its holding a smaller number of securities than are in the Index. As a result, an adverse development respecting an issuer of securities held by the Fund could result in a greater decline in the NAV than would be the case if the Fund held all of the securities in the Index. Conversely, a positive development relating to an issuer of securities in the Index that is not held by the Fund could cause the Fund to underperform the Index. To the extent the assets in the Fund are smaller, these risks will be greater.

Sector Focus Risk:  The Fund may invest a significant portion of its assets in one or more sectors and thus will be more susceptible to the risks affecting those sectors.  While the Fund’s sector exposure is expected to vary over time based on the composition of the Index, the Fund anticipates that it may be subject to some or all of the risks described below. The list below is not a comprehensive list of the sectors to which the Fund may have exposure over time and should not be relied on as such.

Consumer Discretionary Sector Risk: Consumer discretionary companies are companies that provide non-essential goods and services, such as retailers, media companies and consumer services. These companies manufacture products and provide discretionary services directly to the consumer, and the success of these companies is tied closely to the performance of the overall domestic and international economy, interest rates, competition and consumer confidence.

Consumer Staples Sector Risk: Companies in the consumer staples sector are subject to government regulation affecting the permissibility of using various food additives and production methods, which regulations could affect company profitability. Tobacco companies may be adversely affected by the adoption of proposed legislation and/or by litigation. Also, the success of food and soft drinks may be strongly affected by fads, marketing campaigns and other factors affecting supply and demand.

Health Care Sector Risk: The health care sector may be affected by government regulations and government healthcare programs, increases or decreases in the cost of medical products and services and product liability claims, among other factors. Many health care companies are heavily dependent on patent protection, and the expiration of a patent may adversely affect their profitability. Health care companies are subject to competitive forces that may result in price discounting, and may be thinly capitalized and susceptible to product obsolescence.

Industrials Sector Risk: The industrials sector can be significantly affected by, among other things, worldwide economy growth, supply and demand for specific products and services and for industrial sector products in general, product obsolescence, rapid technological developments, international political and economic developments, claims for environmental damage or product liability, tax policies, and government regulation.

Exchange Listed Funds Trust

NOTES TO SCHEDULE OF INVESTMENTS - Concluded

July 31, 2019 (Unaudited)

Information Technology Sector Risk: Information technology companies may also be smaller and less experienced companies, with limited product lines, markets or financial resources and fewer experienced management or marketing personnel. Information technology company stocks, especially those which are Internet related, have experienced extreme price and volume fluctuations that are often unrelated to their operating performance.

Materials Sector Risk: Companies in the materials sector could be affected by, among other things, commodity prices, government regulation, inflation expectations, resource availability, and economic cycles.

Small- and Mid-Capitalization Risk: The small- and mid-capitalization companies in which the Fund invests may be more vulnerable to adverse business or economic events than larger, more established companies, and may underperform other segments of the market or the equity market as a whole. Securities of small- and mid-capitalization companies generally trade in lower volumes, are often more vulnerable to market volatility, and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole.

Trading Risk: Shares of the Fund may trade on NYSE Arca, Inc. (the “Exchange”) above or below their NAV. The NAV of shares of the Fund will fluctuate with changes in the market value of the Fund’s holdings. In addition, although the Fund’s shares are currently listed on the Exchange, there can be no assurance that an active trading market for shares will develop or be maintained.  Trading in Fund shares may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares of the Fund inadvisable.

Note 4 – Events Subsequent to the Fiscal Period End

In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. Management has determined there are no subsequent events that would require disclosure in the Fund’s financial statements.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Exchange Listed Funds Trust

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens, President and Principal Executive Officer

Date	September 16, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens, President and Principal Executive Officer

Date	September 16, 2019

By (Signature and Title)	/s/ Christopher W. Roleke
Christopher W. Roleke, Principal Financial Officer

Date	September 16, 2019